CONSOLIDATED STATEMENT OF OPERATION - USD ($)	3 Months Ended		6 Months Ended		63 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016
Income Statement [Abstract]
Revenue
Net sales
Cost of sales
Gross profit
Administrative and other operating expenses	51,094	420,276	91,650	492,524	944,813
(Loss)/Income from operations	(51,094)	(420,276)	(91,650)	(492,524)	(944,813)
Other non-operating income					131
Interest expenses - Note 8	(199)		(199)		(214)
(Loss)/Income before income taxes	(51,293)	(420,276)	(91,849)	(492,524)	(944,896)
Income taxes - Note 6
Net (Loss)/Income	(51,293)	(420,276)	(91,849)	(492,524)	(944,896)
Non-controlling interest
Net Income (Loss) attributable to the Company	$ (51,293)	$ (420,276)	$ (91,849)	$ (492,524)	$ (944,896)
Earnings per share of common stock - Note 4
- Basic	$ (0.27)	$ (2.44)	$ (0.49)	$ (2.63)
- Diluted	$ (0.27)	$ (2.44)	$ (0.49)	$ (2.63)
Weighted average number of common stock - Note 4
- Basic	18,725,000	18,725,000	18,725,000	18,725,000
- Diluted	18,725,000	18,725,000	18,725,000	18,725,000